COMMITMENTS, CONTINGENCIES, AND CREDIT RISK (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
COMMITMENTS, CONTINGENCIES, AND CREDIT RISK
Schedule of commitments

These commitments are as follows (dollars in thousands):

	June 30, 2014	December 31, 2013	June 30, 2013
Commitments to extend credit:
Variable rate	$54,048	$36,039	$37,462
Fixed rate	18,604	15,070	19,873
Standby letters of credit—Variable rate	5,742	5,077	3,805
Credit card commitments—Fixed rate	3,234	3,152	3,113

	$81,628	$59,338	$64,253

These commitments at December 31 are as follows (dollars in thousands):

	2013	2012
Commitments to extend credit:
Variable rate	$36,039	$39,782
Fixed rate	15,070	18,427
Standby letters of credit—Variable rate	5,077	2,879
Credit card commitments—Fixed rate	3,152	3,060

	$59,338	$64,148